Other (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other general expense - net
Provisions for environmental matters - net	$ 36,046	$ (2,751)	$ 6,736
Loss on disposition of assets	1,436	5,207	3,454
Net expense (income) of exit or disposal activities		63	(4,942)
Total	37,482	2,519	5,248
Other expense (income) - net
Dividend and royalty income	(4,864)	(5,904)	(4,666)
Net expense from financing activities	11,367	9,829	9,220
Foreign currency transaction related losses (gains)	3,603	7,669	(3,071)
Other income	(37,524)	(22,684)	(21,074)
Other expense	12,018	12,026	9,651
Total	$ (15,400)	$ 936	$ (9,940)